Equity Investments (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	May 31, 2019	Dec. 31, 2018	Oct. 12, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments	$ 162,385			$ 92,281
Equity investment, aggregate cost			$ 1,500
Equity Method Investment, Aggregate Cost					$ 100,000
Investment Owned, Balance, Shares	5,400,000
Investment Owned, Balance, Pre-split shares					54,100,000
Equity Method Investment, Ownership Percentage					10.90%
Equity investment owned, balance, shares			166,667
Payments to Acquire Equity Method Investments	$ 1,500	$ 0
Fair Value, Option, Changes in Fair Value, Gain (Loss)	68,582
Investment in 2020 Bulkers, Change in Fair Value	22	0
Proceeds from Dividends Received	$ 1,623	$ 0